Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0002002045
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42523
Entity Registrant Name	GCL Global Holdings Ltd
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31